Schedule of Investments

September 30, 2023 (unaudited)

Conservative Allocation

Security Description	Shares or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - 18.5%

Communication Services - 2.0%
ALPHABET INC. (C) (1)	6,422	846,741
CHARTER COMMUNICATIONS INC CL A (1)	247	108,636
COMCAST CORP NEW CL A	5,445	241,431
LIBERTY BROADBAND CORPORATION (C) (1)	622	56,801
META PLATFORMS INC (1)	1,264	379,465
PINTEREST INC (1)	389	10,515
SHENANDOAH TELECOMMUN CO	759	15,643
TELEPHONE & DATA SYS INC DEL NEW	971	17,779
T-MOBILE US INC	4,887	684,424
TRADE DESK, INC. (THE) (1)	520	40,638

		2,402,073

Consumer Discretionary - 2.4%
AMAZON.COM INC (1)	3,029	385,046
AUTOZONE INC (NEV) (1)	1	2,540
CAVCO INDUSTIRES INC (1)	3	797
CONTEXTLOGIC INC (1)	1	4
DR HORTON INC	2,127	228,589
ETHAN ALLEN INTERIORS INC	331	9,897
GARMIN LIMITED	6,331	666,021
HELEN OF TROY LTD (1)	468	54,550
KB HOME	1,138	52,667
LA Z BOY INC	179	5,528
LEGGETT & PLATT INC	6,995	177,743
LENNAR CORP	4,488	503,688
MOHAWK INDS INC (1)	1,395	119,705
NVR INC (1)	27	161,009
PULTEGROUP INC	1,329	98,412
QURATE RETAIL INC (A) (1)	353	214
SKYLINE CHAMPION CORPORATION (1)	726	46,261
TEMPUR SEALY INTERNATIONAL INC	1,921	83,256
TESLA INC (1)	431	107,845
TOLL BROS INC	488	36,092
Town Sports International (1)(4)	464	0
TUPPERWARE BRANDS CORP (1)	164	230
WHIRLPOOL CORP	1,387	185,442

		2,925,536

Consumer Staples - 0.9%
COSTCO WHOLESALE CORP	218	123,161
DOLLAR GENERAL CORP NEW	53	5,607
KROGER CO	97	4,341
SYSCO CORP	696	45,971
TARGET CORPORATION	58	6,413
WALMART INC	5,130	820,441

		1,005,934

Energy - 1.8%
CHENIERE ENERGY INC	6	996
CHEVRON CORP	3,135	528,624
CHORD ENERGY CORPORATION	11	1,783
CIVITAS RESOURCES INC	406	32,833
COMSTOCK RESOURCES INC	12	132
CONOCOPHILLIPS	2,312	276,978
COTERRA ENERGY INC	55	1,488
DEVON ENERGY CORP	1,689	80,565
DIAMONDBACK ENERGY, INC	453	70,161
EOG RESOURCES INC	1,741	220,689
EXXON MOBIL CORP	3,982	468,204
FLEX LNG LTD	39	1,176
HF SINCLAIR CORPORATION	73	4,156
MAGNOLIA OIL & GAS CORPORATION	24	550
MARATHON OIL CORP	19	508
MURPHY OIL CORP	23	1,043
NOBLE CORPORATION PLC	331	16,765
ONEOK INC NEW	625	39,644
OVINTIV INC	53	2,521
PBF ENERGY INC	321	17,183
PHILLIPS 66	877	105,372
PIONEER NATURAL RESOURCES	842	193,281
SM ENERGY CO	80	3,172
TEEKAY CORPORATION (1)	65	401
VALARIS LIMITED (1)	81	6,073
VALERO ENERGY CORP	327	46,339
Westmoreland Coal Co (1)(4)	410	0
WILLIAMS COS INC	454	15,295
WORLD KINECT CORPORATION	33	740

		2,136,672

Financials - 1.5%
AFLAC INCORPORATED	648	49,734
ALLSTATE CORPORATION	383	42,670
AMERICAN INTL GROUP NEW	417	25,270
AON PLC (IRELAND)	360	116,719
ARGO GROUP INTERNATIONAL HOLDINGS LTD	556	16,591
ARTHUR J GALLAGHER & CO	494	112,597
ASSURANT INC	319	45,802
AXIS CAPITAL HLDGS LTD	2	113
Berkshire Hathaway Class B (1)	640	224,192
BROWN & BROWN INC	1,309	91,421
CHUBB LIMITED	853	177,578
CINCINNATI FINL CORP	334	34,165
FIRST AMERICAN FINANCIAL CORP	233	13,162
HARTFORD FINL SVCS GRP INC	177	12,551
MARSH & MCLENNAN COS INC	2,772	527,512
MEDLEY MANAGEMENT INC (1)	25	0
METLIFE INC	286	17,992
OLD REPUBLIC INTERNATIONAL CORPORATION	23	620
PAYPAL HOLDINGS INC (1)	132	7,717
PROGRESSIVE CORP OH	535	74,526
PRUDENTIAL FINANCIAL INC	835	79,233
RAIT Financial Trust (1)(4)	368	0
TRAVELERS COS INC (THE)	788	128,688
W.R BERKLEY CORP	283	17,968

		1,816,821

Healthcare - 1.6%
AMEDISYS INC (1)	483	45,112
AMNEAL PHARMACEUTICALS INC (1)	442	1,865
APOGEE THERAPEUTICS INC (1)	634	13,504
ARVINAS INC (1)	1,236	24,275
AVALO THERAPEUTICS, INC. (1)	62	7
CARDINAL HEALTH INC	228	19,795
CENCORA INC (1)	335	60,290
CENTENE CORPORATION (1)	1,858	127,979
CENTOGENE N.V. (1)	138	146
CVS HEALTH CORP	1,954	136,428
ELEVANCE HEALTH INC	337	146,737
ELI LILLY & CO	277	148,785
ELOXX PHARMACEUTICALS, INC (1)	15	72
GENPREX, INC (1)	271	107
HCA HEALTHCARE INC	362	89,045
HENRY SCHEIN INC (1)	335	24,874
HUMANA INC	173	84,168
LAB CORP OF AMERICA NEW	647	130,079
MCKESSON CORP	229	99,581
MOLINA HEALTHCARE INC (1)	322	105,581
ONCOCYTE CORPORATION (1)	9	28
ORGANON & CO	491	8,524
PALATIN TECHNOLOGIES INC NEW (1)	34	51
PFIZER INC	1,984	65,809
QUEST DIAGNOSTICS INC	277	33,755
THE CIGNA GROUP	357	102,127
UNITEDHEALTH GROUP INC (DEL)	671	338,311
VIATRIS INC.	1,051	10,363

		1,817,398

Industrials - 2.4%
3M COMPANY	296	27,712
AECOM	3,102	257,590
AIR LEASE CORP	2,795	110,151
AMERESCO INC (1)	117	4,512
APPLIED INDUSTRIAL TECH INC	203	31,386
ARCOSA INC	399	28,688
ARGAN INC	14	637
BLUELINX HOLDINGS INC (1)	22	1,806
BOISE CASCADE COMPANY	47	4,843
BUILDERS FIRSTSOURCE INC (1)	552	68,718
CARLISLE COMPANIES	52	13,482
COMFORT SYSTEMS USA INC	9	1,534
CORE & MAIN INC (1)	1,664	48,006
DELTA AIR LINES INC. (NEW)	1,467	54,279
DYCOM INDUSTRIES INC (1)	1	89
EMCOR GROUP INC	253	53,229
FASTENAL CO	6,194	338,440
FERGUSON PLC	1,416	232,890
FTAI AVIATION INC.	1,200	42,660
GATX CORP	343	37,329
GENCO SHIPPING & TRADING LTD	7	98
GRAINGER W W INC	324	224,156
GRANITE CONSTRUCTION INC	763	29,009
HONEYWELL INTERNATIONAL INC	947	174,949
JOHNSON CONTROLS INTERNATIONAL PLC	1,040	55,338
KIRBY CORPORATION (1)	1,084	89,755
MATSON INC	125	11,090
MCGRATH RENT CORP	568	56,936
MSC INDUSTRIAL DIRECT CO INC	2,483	243,706
OWENS CORNING INC	1,930	263,271
QUANTA SERVICES INC	649	121,408
SITEONE LANDSCAPE SUPPLY INC (1)	23	3,759
TRANE TECHNOLOGIES PLC	440	89,280
UFP Industries, Inc.	6	614
UNITED AIRLINES HOLDINGS INC (1)	95	4,019
UNITED RENTALS INC	29	12,893
VALMONT INDS INC	3	721
VERITIV CORP	144	24,322
WATSCO INC	110	41,549
WillScot Mobile Mini Holdings Corp. (1)	656	27,283
XOMETRY INC (1)	288	4,890

		2,837,027

Information Technology - 5.2%
ADVANCED MICRO DEVICES INC (1)	1,139	117,112
ANALOG DEVICES INC	2,706	473,794
APPLE INC	5,611	960,659
APPLIED MATERIALS INC	1,470	203,522
BROADCOM INC	601	499,179
CIRRUS LOGIC INC (1)	789	58,354
ENPHASE ENERGY INC (1)	845	101,527
FIRST SOLAR INC (1)	418	67,545
GLOBALFOUNDRIES INC. (1)	11	640
IMPINJ INC (1)	93	5,118
INTEL CORP	4,269	151,763
KLA Corporation	80	36,693
LAM RESEARCH CORP	200	125,354
MARVELL TECHNOLOGY INC.	160	8,661
MAXEON SOLAR TECHNOLOGIES, LTD (1)	31	359
MICROCHIP TECH INC	3,720	290,346
MICRON TECH INC	1,286	87,487
MICROSOFT CORP	1,525	481,514
MKS INSTRUMENTS INC	475	41,107
NVIDIA CORP	1,687	733,828
QORVO INC (1)	847	80,863
QUALCOMM INC	3,311	367,720
SKYWORKS SOLUTIONS INC	2,449	241,447
TERADYNE INC	1,047	105,182
TEXAS INSTRUMENTS INC	4,890	777,559
WOLFSPEED INC (1)	133	5,067

		6,022,400

Materials - 0.5%
EAGLE MATERIALS INC	15	2,498
MARTIN MARIETTA MATL INC	641	263,118
VULCAN MATERIALS CO	1,837	371,111

		636,727

Real Estate Investment Trust - 0.0%
Spirit MTA REIT Liquidating Trust (1)(4)	477	0

		0

Utilities - 0.2%
MDU RESOURCES GROUP INC	10,701	209,526

		209,526

Total Common Stocks (United States)	(Cost	$20,918,153)	21,810,114

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7%		153	4,041

Total Preferred Stock (United States)	(Cost	$3,824)	4,041

Warrants (United States) - 0.0%

Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)		4	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)		1	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)		21	129
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)		6	88
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)		1	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)		8	220
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)		2	36

Total Warrants (United States)	(Cost	$374)	473

Registered Investment Companies - 41.8%

U.S. Fixed Income - 38.0%
Baird Core Plus Bond Fund - Class I		262,753	2,522,427
BBH Limited Duration Fund - Class I		130,804	1,322,424
Diamond Hill Short Duration Securitized Bond Fund - Class Y		460,623	4,403,559
DoubleLine Total Return Bond Fund - Class I		337,670	2,839,808
Frost Total Return Bond Fund - Class I		191,165	1,760,630
iShares Core 1-5 Year USD Bond ETF (5)		19,824	919,437
PGIM Short-Term Corporate Bond Fund - Class R6		413,506	4,209,489
Pioneer Bond Fund - Class K		266	2,097
Segall Bryant & Hamill Plus Bond Fund - Class I		341,615	3,013,045
SPDR Bloomberg High Yield Bond ETF (5)		189,646	17,144,000
Xtrackers USD High Yield Corporate Bond ETF (5)		199,979	6,779,288

			44,916,204

International Fixed Income - 3.8%
iShares JP Morgan USD Emerging Markets Bond ETF (5)		54,524	4,499,320

			4,499,320

Total Registered Investment Companies	(Cost	$50,866,465)	49,415,524

Money Market Registered Investment Companies - 39.6%

Meeder Institutional Prime Money Market Fund, 5.42% (2)		46,739,767	46,744,441

Total Money Market Registered Investment Companies	(Cost	$46,729,563)	46,744,441

Total Investments - 99.9%	(Cost	$118,518,379)	117,974,593

Other Assets less Liabilities - 0.1%			138,792

Total Net Assets - 100.0%			118,113,385

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		1,502	17,754
Meeder Dynamic Allocation Fund - Retail Class		3,980	48,874
Meeder Muirfield Fund - Retail Class		2,660	22,796
Meeder Conservative Allocation Fund - Retail Class		438	9,132

Total Trustee Deferred Compensation	(Cost	$91,200)	98,556

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(8)	12/15/2023	(2,016,320)	32,143
Mini MSCI EAFE Index Futures	47	12/15/2023	4,797,525	(153,864)
Mini MSCI Emerging Markets Index Futures	22	12/15/2023	1,051,050	(34,454)
Russell 2000 Mini Index Futures	28	12/15/2023	2,518,040	(103,457)
Standard & Poors 500 Mini Futures	17	12/15/2023	3,676,675	(122,916)

Total Futures Contracts	106		10,026,970	(382,547)

(@)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$117,974,593	$(382,547)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$117,974,593	$(382,547)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2023.

(3)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(5)	Exchange-traded fund.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.